LEASES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating right-of-use assets	$ 1,661,000	$ 244,000
Operating lease liability – current	561,000	$ 73,000
Operating lease liability – non-current	$ 1,250,000